EQ ADVISORS TRUSTSM

EQ/Franklin Small Cap Value Managed Volatility Portfolio

SUPPLEMENT DATED JANUARY 14, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/Franklin Small Cap Value Managed Volatility Portfolio.

Effective December 31, 2019, the table in the section of the Summary Prospectus entitled “EQ/Franklin Small Cap Value Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Mutual Advisers, LLC (“Franklin Mutual” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Nicholas Karzon, CFA®	Portfolio Manager and Research Analyst of Franklin Mutual	December 2019

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Effective December 31, 2019, the table in the section of the Prospectus entitled “EQ/Franklin Small Cap Value Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Mutual Advisers, LLC (“Franklin Mutual” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Nicholas Karzon, CFA®	Portfolio Manager and Research Analyst of Franklin Mutual	December 2019

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Effective December 31, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Mutual Advisers, LLC” is amended to include the following information:

Nicholas Karzon, CFA®, Nick Karzon is a research analyst and assistant portfolio manager for Franklin Mutual Series. He is an assistant portfolio manager for the Franklin Small Cap Value Fund. His research coverage includes US small-cap equities within the financial services, REIT and regulated utility sectors. He joined Franklin Templeton Investments in April 2014.

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Effective December 31, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Franklin Mutual Advisers, LLC” is amended to add the following information:

Franklin Mutual Advisers, LLC (“Franklin Mutual” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of December 31, 2019.						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Franklin Small Cap Value Managed Volatility Portfolio
Nicholas Karzon, CFA®	2	3,775.2	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of December 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Franklin Small Cap Value Managed Volatility Portfolio
Nicholas Karzon, CFA®	X

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